Note 11 - Derivatives and Fair Value Disclosures (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 JPY (¥)	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]
Note 11 - Derivatives and Fair Value Disclosures (Details) [Line Items]
Derivative, Notional Amount	$ 54,492,179	$ 124,869,347
Interest Rate Swap, Fixed Rate					2.77%	4.73%
Derivative, Reference Rate LIBOR	0.33%
Foreign Currency Forward Contracts Converted, Amount	0	0		5,400,000,000
	67,849	54,340	527,627
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months	$ 49,471